Finance income/ (expense)	6 Months Ended
Jun. 30, 2026
Disclosure Of Financial Income Expense [Abstract]
Finance income/ (expense)

6. Finance income/ (expense)

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€	€	€	€
Foreign exchange differences	1,639,889	(5,867,219)	5,397,075	(10,889,757)
Interest and other income over bank balances	1,980,468	1,000,543	3,654,120	2,197,192
Other finance expenses	(72,599)	(38,131)	(159,002)	(64,087)
	3,547,758	(4,904,807)	8,892,193	(8,756,652)